Share Options, Nonemployees (Parenthetical) (Detail) (Non Employee, USD $)	0 Months Ended
Dec. 07, 2012
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable, amount per share	$ 0.12
Authorized reduction in exercise price of outstanding options	$ 0.12